Leases	6 Months Ended
Sep. 30, 2015
Leases
Leases

8. Leases:

Nomura as lessor

Nomura leases real estate and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31, 2015			September 30, 2015
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,448	¥(1,443)	¥2,005	¥3,105	¥(1,460)	¥1,645
Aircraft	11,432	(503)	10,929	15,103	(1,255)	13,848

Total	¥14,880	¥(1,946)	¥12,934	¥18,208	¥(2,715)	¥15,493

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Nomura recognized rental income of ¥558 million and ¥167 million for the six and three months ended September 30, 2014, respectively, and ¥788 million and ¥752 million for the six and three months ended September 30, 2015, respectively. These are included in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on noncancellable operating leases as of September 30, 2015 were ¥10,134 million and they are scheduled as below:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥10,134	¥1,088	¥1,075	¥1,070	¥1,070	¥1,070	¥4,761

Nomura as lessee

Nomura leases its office spaces, certain employees’ residential facilities and other facilities in Japan and overseas primarily under cancellable operating lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under noncancellable operating lease agreements. Rental expenses, net of sublease rental income, for the six and three months ended September 30, 2014 were ¥23,434 million and ¥11,603 million, respectively, and for the six and three months ended September 30, 2015 were ¥24,479 million and ¥11,997 million, respectively.

The following table presents future minimum lease payments under noncancellable operating leases with remaining terms exceeding one year as of September 30, 2015:

Millions of yen
September 30, 2015
Total minimum lease payments	¥164,903
Less: Sublease rental income	(7,180)

Net minimum lease payments	¥157,723

The future minimum lease payments above are scheduled as below as of September 30, 2015:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥164,903	¥17,739	¥18,823	¥16,964	¥15,435	¥11,352	¥84,590

Nomura leases certain equipment and facilities in Japan and overseas under capital lease agreements. If the lease is classified as a capital lease, Nomura recognizes the real estate at the lower of its fair value or present value of minimum lease payments, which is reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. The amount of capital lease assets as of March 31, 2015 and September 30, 2015 were ¥34,428 million and ¥34,966 million, respectively, and accumulated depreciations on such capital lease assets as of March 31, 2015 and September 30, 2015 were ¥6,171 million and ¥6,842 million, respectively.

The following table presents future minimum lease payments under capital leases as of September 30, 2015:

Millions of yen
September 30, 2015
Total minimum lease payments	¥65,827
Less: Amount representing interest	(34,596)

Present value of net minimum lease payments	¥31,231

The future minimum lease payments above are scheduled as below as of September 30, 2015:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥65,827	¥3,474	¥4,538	¥4,341	¥4,373	¥4,743	¥44,358

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.